Trade and other receivables, net (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Trade and other receivables, net
Trade and other receivables, net

	As of December 31,
(In $ million)	2017	2016
Trade receivables	1,067	976
Provision for impairment	(8)	(13)
Total trade receivables, net of provision for impairment	1,059	963
Related party receivables (refer to note 21)	8	10
Other receivables	69	78
Total current trade and other receivables, net	1,136	1,051
Related party receivables (refer to note 21)	329	330
Other receivables	23	22
Total non-current receivables	352	352

Schedule of financial assets that are either past due or impaired
Aging of trade receivables, net of provision for impairment

	As of December 31,
(In $ million)	2017	2016
Current	954	887
Past due 1 to 30 days	73	58
Past due 31 to 60 days	13	5
Past due 61 to 90 days	8	6
Past due more than 90 days	11	7
Balance at the end of the year	1,059	963